iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  1 .9%
B3 SA - Brasil Bolsa Balcao .................. 36,377 $ 118,984
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 17,116 94,833
Cia Paranaense de Energia - Copel ............ 13,851 39,978
CPFL Energia SA ......................... 1,314 11,302
Energisa SA ............................ 1,975 18,793
Engie Brasil Energia SA .................... 1,662 10,905
Equatorial SA ........................... 7,521 57,475
Klabin SA .............................. 4,905 16,209
Localiza Rent a Car SA ..................... 6,037 50,287
Motiva Infraestrutura de Mobilidade SA .......... 7,244 20,262
PRIO SA
(a)
............................. 5,911 72,942
Raia Drogasil SA ......................... 9,352 34,649
Rede D'Or Sao Luiz SA
(b)
................... 4,973 33,537
Rumo SA .............................. 8,437 22,947
Ultrapar Participacoes SA ................... 5,121 26,262
629,365
a
Chile  —  0 .4%
Empresas Copec SA ...................... 2,711 19,261
Enel Chile SA ........................... 155,655 13,519
Falabella SA ............................ 4,893 31,336
Latam Airlines Group SA .................... 2,461,554 66,652
130,768
a
China  —  31 .3%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 1,100 3,123
Agricultural Bank of China Ltd. , Class A .......... 36,800 34,377
Agricultural Bank of China Ltd. , Class H .......... 192,000 141,412
Aier Eye Hospital Group Co. Ltd. , Class A ........ 3,600 4,854
Air China Ltd. , Class A
(a)
.................... 3,400 3,420
Alibaba Group Holding Ltd. .................. 95,816 1,485,546
Alibaba Health Information Technology Ltd.
(a) (c)
..... 38,000 17,573
Anhui Conch Cement Co. Ltd. , Class A .......... 1,200 3,574
Anhui Conch Cement Co. Ltd. , Class H .......... 8,500 20,622
Baidu, Inc. , Class A
(a)
...................... 14,950 252,794
Baoshan Iron & Steel Co. Ltd. , Class A .......... 7,500 6,691
Beijing Kingsoft Office Software, Inc. , Class A ...... 200 7,068
BeOne Medicines Ltd. , Class H
(a)
.............. 5,700 128,246
Bilibili, Inc. , Class Z
(a)
...................... 1,820 31,561
BOC Aviation Ltd.
(b)
....................... 1,500 14,624
Bosideng International Holdings Ltd. ............ 32,000 17,365
BYD Co. Ltd. , Class A ...................... 2,300 32,689
BYD Co. Ltd. , Class H ..................... 26,400 307,314
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 600 2,987
China CITIC Bank Corp. Ltd. , Class A ........... 5,900 6,471
China CITIC Bank Corp. Ltd. , Class H ........... 54,000 50,240
China Construction Bank Corp. , Class A ......... 8,600 12,665
China Construction Bank Corp. , Class H ......... 601,000 651,191
China Feihe Ltd.
(b)
........................ 23,000 8,988
China Gas Holdings Ltd. .................... 18,200 16,094
China Hongqiao Group Ltd. .................. 23,000 82,470
China Jushi Co. Ltd. , Class A ................. 1,678 10,457
China Mengniu Dairy Co. Ltd. ................ 20,000 43,303
China Merchants Bank Co. Ltd. , Class A ......... 8,858 49,787
China Merchants Bank Co. Ltd. , Class H ......... 27,000 162,433
China Merchants Port Holdings Co. Ltd. ......... 8,000 15,717
China Minsheng Banking Corp. Ltd. , Class A ...... 16,300 8,553
China Minsheng Banking Corp. Ltd. , Class H ...... 44,000 18,858
China National Building Material Co. Ltd. , Class H ... 24,757 16,758
China Overseas Land & Investment Ltd. ......... 27,000 53,705
China Pacific Insurance Group Co. Ltd. , Class A .... 3,100 14,748
Security Shares Value
a
China (continued)
China Pacific Insurance Group Co. Ltd. , Class H .... 18,800 $ 75,467
China Petroleum & Chemical Corp. , Class A ....... 13,700 9,822
China Petroleum & Chemical Corp. , Class H ...... 160,000 88,197
China Resources Gas Group Ltd. .............. 6,300 14,783
China Resources Land Ltd. .................. 20,500 92,325
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 354 1,279
China Ruyi Holdings Ltd.
(a)
................... 92,000 15,969
China Southern Airlines Co. Ltd. , Class A
(a)
........ 3,800 3,081
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 10,300 6,349
China Tourism Group Duty Free Corp. Ltd. , Class A .. 900 7,915
China Yangtze Power Co. Ltd. , Class A .......... 10,400 42,659
China Zheshang Bank Co. Ltd. , Class A .......... 4,500 1,995
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 400 803
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 11,200 15,698
CITIC Ltd. .............................. 31,000 51,994
CMOC Group Ltd. , Class A .................. 6,900 18,931
CMOC Group Ltd. , Class H .................. 27,000 63,016
CNGR Advanced Material Co. Ltd. , Class A ....... 560 4,331
Contemporary Amperex Technology Co. Ltd. , Class A 1,940 121,710
Contemporary Amperex Technology Co. Ltd. , Class H 1,200 113,393
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 2,100 6,050
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 8,000 16,323
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 340 1,345
CSPC Pharmaceutical Group Ltd. .............. 57,360 54,916
ENN Energy Holdings Ltd. ................... 5,200 36,459
ENN Natural Gas Co. Ltd. , Class A ............. 1,150 3,323
Eve Energy Co. Ltd. , Class A ................. 1,000 9,416
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,900 10,091
Foxconn Industrial Internet Co. Ltd. , Class A ....... 4,700 50,803
Ganfeng Lithium Group Co. Ltd. , Class A ......... 800 8,470
GDS Holdings Ltd. , Class A
(a)
................. 7,800 34,362
Geely Automobile Holdings Ltd. ............... 47,000 112,869
Genscript Biotech Corp.
(a)
................... 8,000 13,939
Goldwind Science & Technology Co. Ltd. , Class A ... 1,600 5,540
Great Wall Motor Co. Ltd. , Class H ............. 17,000 22,582
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 400 1,272
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 900 6,922
Guotai Haitong Securities Co. Ltd. ............. 6,600 15,015
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 16,000 26,704
H World Group Ltd. , Class A , ADR ............. 1,316 59,075
Haier Smart Home Co. Ltd. , Class A ............ 2,600 8,025
Haier Smart Home Co. Ltd. , Class H ............ 16,000 40,220
Haitian International Holdings Ltd. ............. 4,000 10,102
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 200 1,167
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 10,000 40,047
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 1,200 4,438
Hengan International Group Co. Ltd. ............ 3,500 10,878
Hengli Petrochemical Co. Ltd. , Class A .......... 2,400 6,101
Huadong Medicine Co. Ltd. , Class A ............ 900 3,860
Huatai Securities Co. Ltd. , Class A ............. 3,400 9,139
Huatai Securities Co. Ltd. , Class H
(b)
............ 9,000 18,228
Hundsun Technologies, Inc. , Class A ............ 700 2,513
Imeik Technology Development Co. Ltd. , Class A ... 40 619
Industrial & Commercial Bank of China Ltd. , Class A . 26,900 28,711
Industrial & Commercial Bank of China Ltd. , Class H . 465,000 393,788
Industrial Bank Co. Ltd. , Class A ............... 8,900 24,337

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 2,600 $ 10,342
Innovent Biologics, Inc.
(a) (b)
................... 10,000 106,183
JD Health International, Inc.
(a) (b)
............... 7,450 36,331
JD Logistics, Inc.
(a) (b)
....................... 12,000 19,744
JD.com, Inc. , Class A ...................... 16,350 235,698
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 3,000 5,342
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 3,000 22,262
Kanzhun Ltd. , ADR ....................... 2,615 35,486
KE Holdings, Inc. , Class A ................... 14,273 77,995
Kingdee International Software Group Co. Ltd.
(a) (c)
... 20,000 18,675
Kingfa Sci & Tech Co. Ltd. , Class A ............. 1,100 2,752
Kingnet Network Co. Ltd. , Class A ............. 1,100 2,609
Kingsoft Corp. Ltd. ........................ 7,000 18,988
Kunlun Energy Co. Ltd. ..................... 28,000 25,582
Lenovo Group Ltd. ........................ 54,000 165,486
Li Auto, Inc. , Class A
(a)
..................... 8,704 64,903
Lingyi iTech Guangdong Co. , Class A ........... 4,000 8,604
Longfor Group Holdings Ltd.
(b) (c)
............... 14,500 14,503
Meituan , Class B
(a) (b)
....................... 35,900 348,897
MINISO Group Holding Ltd. .................. 2,968 9,737
NetEase, Inc. ........................... 12,600 308,933
New Oriental Education & Technology Group, Inc. ... 9,000 41,453
NIO, Inc. , Class A
(a)
....................... 12,511 70,495
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 12,600 68,767
Orient Overseas International Ltd. ............. 1,000 17,377
Orient Securities Co. Ltd. , Class A ............. 3,700 5,092
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 4,700 4,752
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 61,000 40,315
Pharmaron Beijing Co. Ltd. , Class A ............ 800 2,969
PICC Property & Casualty Co. Ltd. , Class H ....... 50,000 92,799
Ping An Bank Co. Ltd. , Class A ................ 7,400 11,959
Ping An Insurance Group Co. of China Ltd. , Class A . 4,800 37,962
Ping An Insurance Group Co. of China Ltd. , Class H . 46,500 356,150
Pop Mart International Group Ltd.
(b) (c)
............ 3,600 79,344
Postal Savings Bank of China Co. Ltd. , Class A ..... 10,800 7,950
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 62,000 39,697
Rongsheng Petrochemical Co. Ltd. , Class A ....... 3,800 6,328
Satellite Chemical Co. Ltd. , Class A ............ 1,400 4,815
Seres Group Co. Ltd. , Class A ................ 800 9,631
SF Holding Co. Ltd. , Class A ................. 2,000 10,333
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 1,300 4,090
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 4,600 3,541
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 5,800 6,919
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 600 2,062
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 700 1,705
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 900 4,080
Shanghai United Imaging Healthcare Co. Ltd. , Class A 200 3,557
Shenzhen Inovance Technology Co. Ltd. , Class A ... 650 7,113
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 500 11,222
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 300 2,073
Shenzhou International Group Holdings Ltd. ....... 6,000 35,502
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 1,200 2,749
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 600 3,226
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 400 23,557
Sino Biopharmaceutical Ltd. ................. 71,000 45,248
Sinoma Science & Technology Co. Ltd. , Class A .... 700 7,361
Security Shares Value
a
China (continued)
Sinomine Resource Group Co. Ltd. , Class A ....... 300 $ 2,751
Sinopharm Group Co. Ltd. , Class H ............ 9,200 19,846
Sinotruk Hong Kong Ltd. .................... 6,000 28,526
Sungrow Power Supply Co. Ltd. , Class A ......... 960 25,268
Sunny Optical Technology Group Co. Ltd. ........ 4,900 52,482
Sunwoda Electronic Co. Ltd. , Class A ........... 1,000 3,376
TAL Education Group , ADR
(a)
................. 2,333 22,653
Tencent Holdings Ltd. ...................... 27,700 1,504,985
Tianqi Lithium Corp. , Class A
(a)
................ 700 6,525
Tongcheng Travel Holdings Ltd. ............... 8,800 15,898
Trip.com Group Ltd.
(a)
...................... 4,200 197,883
Vipshop Holdings Ltd. , ADR .................. 2,021 28,739
Wanhua Chemical Group Co. Ltd. , Class A ........ 1,300 14,115
Want Want China Holdings Ltd. ............... 27,000 14,332
Weichai Power Co. Ltd. , Class A ............... 2,800 14,634
Weichai Power Co. Ltd. , Class H .............. 14,000 74,372
Western Mining Co. Ltd. , Class A .............. 800 3,619
WuXi AppTec Co. Ltd. , Class A ................ 1,092 16,395
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 2,900 48,288
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 25,000 106,927
Xiamen Tungsten Co. Ltd. , Class A ............. 600 4,834
XPeng, Inc. , Class A
(a)
..................... 8,900 72,392
Yadea Group Holdings Ltd.
(b)
................. 8,000 11,505
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 500 10,376
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 1,500 2,301
Yum China Holdings, Inc. ................... 2,357 102,931
Yunnan Aluminium Co. Ltd. , Class A ............ 1,500 6,328
Yunnan Baiyao Group Co. Ltd. , Class A .......... 740 5,462
Yunnan Yuntianhua Co. Ltd. , Class A ........... 800 3,623
Zangge Mining Co. Ltd. , Class A ............... 700 7,989
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 200 3,796
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
3,600 18,081
Zhejiang NHU Co. Ltd. , Class A ............... 1,400 6,074
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 200 1,804
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 3,000 15,527
10,671,526
a
Colombia  —  0 .2%
Grupo Cibest SA ......................... 1,698 35,003
Interconexion Electrica SA ESP ............... 3,219 26,368
61,371
a
Czech Republic  —  0 .1%
Komercni Banka A.S. ...................... 539 25,589
Moneta Money Bank A.S.
(b)
.................. 1,633 14,557
40,146
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 17,173 43,862
a
Greece  —  1 .1%
Alpha Bank SA .......................... 11,611 53,077
Eurobank SA ............................ 17,551 81,747
National Bank of Greece SA ................. 5,884 101,791
Piraeus Bank SA
(a)
........................ 7,613 80,773
Public Power Corp. SA ..................... 1,875 47,146
364,534
a
Hungary  —  0 .2%
MOL Hungarian Oil & Gas PLC ............... 2,593 32,935
Richter Gedeon Nyrt ....................... 967 40,919
73,854
a

iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India  —  10 .0%
ABB India Ltd. ........................... 344 $ 26,281
APL Apollo Tubes Ltd. ..................... 1,306 25,169
Ashok Leyland Ltd. ....................... 19,994 32,704
Asian Paints Ltd. ......................... 2,768 77,875
Astral Ltd. .............................. 706 11,717
AU Small Finance Bank Ltd.
(b)
................ 3,994 41,383
Axis Bank Ltd. ........................... 16,381 221,868
Britannia Industries Ltd. .................... 787 43,115
Cipla Ltd. .............................. 3,671 54,122
Colgate-Palmolive India Ltd. ................. 885 19,190
Coromandel International Ltd. ................ 843 15,556
Dabur India Ltd. .......................... 3,185 14,866
Eicher Motors Ltd. ........................ 991 74,831
Eternal Ltd.
(a)
............................ 17,649 46,514
GAIL India Ltd. .......................... 16,998 29,423
GMR Airports Ltd.
(a)
....................... 18,883 19,945
Grasim Industries Ltd. ...................... 1,924 63,197
Havells India Ltd. ......................... 1,578 19,550
HCL Technologies Ltd. ..................... 6,381 79,721
Hindalco Industries Ltd. .................... 9,272 109,939
Hindustan Unilever Ltd. ..................... 5,070 114,874
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 2,782 14,752
Indian Hotels Co. Ltd. (The) , Class A ............ 6,346 43,700
Info Edge India Ltd. ....................... 2,555 26,745
Infosys Ltd. ............................. 21,883 267,933
InterGlobe Aviation Ltd.
(b)
................... 1,369 63,340
Jindal Stainless Ltd. ....................... 2,153 15,523
Kotak Mahindra Bank Ltd. ................... 38,883 157,202
Mahindra & Mahindra Ltd. ................... 6,263 200,657
Malco Energy Ltd.
(a)
....................... 10,611 13,518
Marico Ltd. ............................. 3,817 32,999
Max Healthcare Institute Ltd. ................. 5,109 51,885
Nestle India Ltd. ......................... 4,186 62,636
NHPC Ltd. ............................. 17,262 14,329
Oracle Financial Services Software Ltd. .......... 160 16,808
Petronet LNG Ltd. ........................ 4,726 13,481
PI Industries Ltd. ......................... 543 15,861
Pidilite Industries Ltd. ...................... 2,095 32,728
Power Grid Corp. of India Ltd. ................ 30,379 92,893
Reliance Industries Ltd. .................... 43,458 604,153
Shree Cement Ltd. ........................ 53 14,104
Siemens Ltd.
(a)
.......................... 611 24,712
Supreme Industries Ltd. .................... 456 17,030
Suzlon Energy Ltd.
(a)
...................... 75,529 45,278
Swiggy Ltd.
(a)
........................... 9,955 26,978
Talwandi Sabo Power Ltd.
(a)
.................. 10,611 13,518
Tata Consumer Products Ltd. ................. 3,926 48,699
Torrent Power Ltd. ........................ 1,299 19,412
Trent Ltd. .............................. 1,286 57,135
TVS Motor Co. Ltd. ....................... 1,727 60,986
UltraTech Cement Ltd. ..................... 744 89,881
UPL Ltd. ............................... 3,665 24,867
Vedanta Aluminium Metal Ltd.
(a)
............... 10,611 13,518
Vedanta Iron and Steel Ltd.
(a)
................. 10,611 13,518
Vedanta Ltd. ............................ 10,611 39,384
Voltas Ltd. ............................. 1,401 18,364
3,410,367
a
Indonesia  —  0 .1%
Barito Pacific Tbk PT
(a)
..................... 134,976 14,635
Bumi Resources Minerals Tbk PT
(a)
............. 382,600 12,731
27,366
a
Security Shares Value
a
Kuwait  —  0 .6%
Kuwait Finance House KSCP ................. 82,561 $ 208,045
a
Malaysia  —  1 .9%
AMMB Holdings Bhd ...................... 17,800 29,077
CIMB Group Holdings Bhd .................. 56,000 105,597
Gamuda Bhd ........................... 36,200 38,370
IHH Healthcare Bhd ....................... 12,100 27,504
Malayan Banking Bhd ...................... 41,100 110,297
Maxis Bhd ............................. 15,800 14,789
Petronas Chemicals Group Bhd ............... 17,400 22,863
Petronas Gas Bhd ........................ 5,500 23,720
Press Metal Aluminium Holdings Bhd ........... 26,700 60,538
Public Bank Bhd ......................... 104,000 123,557
RHB Bank Bhd .......................... 12,000 24,849
Sunway Bhd ............................ 19,800 26,950
Telekom Malaysia Bhd ..................... 8,800 16,424
YTL Power International Bhd ................. 21,780 22,856
647,391
a
Mexico  —  2 .9%
America Movil SAB de CV , Series B ............ 107,589 136,402
Cemex SAB de CV, CPO , NVS ............... 108,066 142,305
Fibra Uno Administracion SA de CV ............ 19,943 34,510
Fomento Economico Mexicano SAB de CV ....... 11,978 142,759
Grupo Aeroportuario del Pacifico SAB de CV , Class B 2,751 64,792
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,207 35,783
Grupo Bimbo SAB de CV , Series A
(c)
............ 9,119 31,396
Grupo Financiero Banorte SAB de CV , Class O .... 17,017 177,453
Industrias Penoles SAB de CV ................ 1,339 77,876
Prologis Property Mexico SA de CV ............ 7,876 37,870
Wal-Mart de Mexico SAB de CV ............... 36,868 111,431
992,577
a
Peru  —  0 .6%
Cia de Minas Buenaventura SAA , ADR .......... 1,178 43,456
Credicorp Ltd. ........................... 486 166,518
209,974
a
Philippines  —  0 .1%
Ayala Corp. ............................. 1,650 11,695
Manila Electric Co. ........................ 1,420 13,151
SM Investments Corp. ..................... 1,550 14,444
39,290
a
Poland  —  1 .9%
Allegro.eu SA
(a) (b)
......................... 5,755 55,102
Asseco Poland SA ........................ 374 20,353
Budimex SA ............................ 91 17,526
Erste Bank Polska SA ...................... 285 48,218
KGHM Polska Miedz SA .................... 991 95,388
mBank SA
(a)
............................ 88 31,199
ORLEN SA ............................. 4,115 160,844
Powszechna Kasa Oszczednosci Bank Polski SA ... 6,244 177,222
Zabka Group SA ......................... 2,771 19,511
625,363
a
Qatar  —  0 .5%
Qatar National Bank QPSC .................. 31,863 155,600
a
Russia  —  0 .0%
Mobile TeleSystems PJSC
(a) (d)
................ 18,946 3
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 30,360 4
PhosAgro PJSC , GDR
(a) (d)
................... 18 —
Polyus PJSC
(a) (d)
......................... 6,980 —

a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Saudi Arabia  —  2 .7%
ACWA Power Co.
(a)
....................... 1,669 $ 82,147
Alinma Bank ............................ 10,672 68,254
Arabian Internet & Communications Services Co. ... 168 9,563
Dr Sulaiman Al Habib Medical Services Group Co. .. 610 35,404
Etihad Etisalat Co. ........................ 2,739 46,421
SABIC Agri-Nutrients Co. ................... 1,693 61,805
Saudi Arabian Oil Co.
(b)
..................... 43,921 320,100
Saudi Basic Industries Corp. ................. 6,534 98,239
Saudi Energy Co. ........................ 5,747 25,955
Saudi Telecom Co. ........................ 14,519 170,393
918,281
a
South Africa  —  6 .1%
Absa Group Ltd. ......................... 6,026 87,835
Bid Corp. Ltd. ........................... 2,345 58,847
Bidvest Group Ltd. ........................ 2,261 32,590
Capitec Bank Holdings Ltd. .................. 620 170,912
Clicks Group Ltd. ......................... 1,518 21,957
Discovery Ltd. ........................... 3,807 65,349
FirstRand Ltd. ........................... 36,265 206,396
Gold Fields Ltd. .......................... 6,365 251,019
Impala Platinum Holdings Ltd. ................ 6,461 92,072
MTN Group Ltd. .......................... 12,495 166,742
Naspers Ltd. , Class N ...................... 5,466 287,115
Nedbank Group Ltd. ....................... 3,008 48,112
NEPI Rockcastle N.V.
(a)
..................... 4,303 37,624
Sanlam Ltd. ............................ 12,890 68,174
Sasol Ltd.
(a)
............................. 4,163 51,881
Shoprite Holdings Ltd. ..................... 3,312 58,286
Standard Bank Group Ltd. ................... 9,432 182,881
Valterra Platinum Ltd. ...................... 1,896 156,560
Vodacom Group Ltd. ...................... 4,423 41,524
2,085,876
a
South Korea  —  17 .4%
Amorepacific Corp. ....................... 203 15,488
Doosan Co. Ltd. ......................... 22 28,867
Doosan Enerbility Co. Ltd.
(a)
.................. 3,212 225,285
Hana Financial Group, Inc. .................. 1,929 147,609
Hanwha Systems Co. Ltd. ................... 534 37,206
HD Hyundai Co. Ltd. ...................... 296 54,527
HD Hyundai Electric Co. Ltd. ................. 170 119,057
HMM Co. Ltd. ........................... 1,581 20,511
HYBE Co. Ltd.
(a)
......................... 167 24,309
Hyundai Glovis Co. Ltd. .................... 269 43,336
Kakao Corp. ............................ 2,227 61,973
KakaoBank Corp. ........................ 1,122 16,695
KB Financial Group, Inc. .................... 2,522 252,671
Krafton, Inc.
(a)
........................... 205 35,024
LG Chem Ltd. ........................... 328 79,909
LG Corp. .............................. 596 58,021
LG Electronics, Inc. ....................... 755 147,206
LG Energy Solution Ltd.
(a)
................... 336 102,013
LG Uplus Corp. .......................... 646 6,918
LS Electric Co. Ltd. ....................... 539 86,866
NAVER Corp. ........................... 1,012 156,848
POSCO Future M Co. Ltd. ................... 239 39,097
Samsung C&T Corp. ...................... 580 167,262
Samsung Electro-Mechanics Co. Ltd. ........... 400 565,434
Samsung Episholdings Co. Ltd.
(a)
.............. 34 10,920
Samsung SDI Co. Ltd.
(a)
.................... 432 197,317
Samsung SDS Co. Ltd. ..................... 159 31,639
Shinhan Financial Group Co. Ltd. .............. 2,956 183,870
SK hynix, Inc. ........................... 1,411 2,196,937
SK Innovation Co. Ltd.
(a)
.................... 448 35,449
Security Shares Value
a
South Korea (continued)
SK Square Co. Ltd.
(a)
...................... 659 $ 546,455
SK, Inc. ............................... 259 116,589
S-Oil Corp. ............................. 122 8,700
Woori Financial Group, Inc. .................. 4,588 90,736
Yuhan Corp. ............................ 383 21,596
5,932,340
a
Taiwan  —  15 .3%
Advantech Co. Ltd. ....................... 3,000 47,157
Airtac International Group ................... 1,000 44,407
Asia Vital Components Co. Ltd. ............... 2,000 168,653
Cathay Financial Holding Co. Ltd. .............. 69,650 190,648
Chailease Holding Co. Ltd. .................. 11,701 40,154
China Steel Corp. ........................ 88,000 53,566
Chunghwa Telecom Co. Ltd. ................. 28,000 122,490
CTBC Financial Holding Co. Ltd. .............. 121,000 233,691
Delta Electronics, Inc. ...................... 14,000 1,074,168
E Ink Holdings, Inc. ....................... 6,000 42,166
E.Sun Financial Holding Co. Ltd. .............. 104,123 102,875
Eva Airways Corp. ........................ 21,000 24,111
Evergreen Marine Corp. Taiwan Ltd. ............ 7,800 53,037
Far EasTone Telecommunications Co. Ltd. ........ 13,000 39,335
First Financial Holding Co. Ltd. ................ 80,907 70,928
Fortune Electric Co. Ltd. .................... 1,100 30,497
Hotai Motor Co. Ltd. ....................... 2,100 32,518
Lite-On Technology Corp. ................... 14,000 103,411
Nan Ya Plastics Corp. ...................... 34,000 106,049
PharmaEssentia Corp. ..................... 2,219 66,080
President Chain Store Corp. ................. 4,000 27,326
SinoPac Financial Holdings Co. Ltd. ............ 88,328 84,591
Taiwan Mobile Co. Ltd. ..................... 13,000 46,272
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 23,000 1,703,961
TS Financial Holding Co. Ltd. ................. 153,976 114,608
Uni-President Enterprises Corp. ............... 35,000 80,302
United Microelectronics Corp. ................ 81,000 364,658
Yuanta Financial Holding Co. Ltd. .............. 78,000 148,264
5,215,923
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 6,900 74,737
Airports of Thailand PCL , NVDR ............... 28,200 47,733
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 74,800 41,799
Bumrungrad Hospital PCL , NVDR ............. 4,100 22,613
CP ALL PCL , NVDR
(c)
...................... 35,900 51,885
Gulf Development PCL , Class R , NVDR ......... 26,545 50,514
Kasikornbank PCL , NVDR ................... 4,200 25,939
Minor International PCL , NVDR
(c)
.............. 19,200 13,255
Siam Cement PCL (The) , NVDR ............... 5,100 35,596
364,071
a
Turkey  —  0 .4%
Akbank TAS ............................ 22,659 30,929
Haci Omer Sabanci Holding A.S. .............. 8,302 16,365
KOC Holding A.S. ........................ 5,065 20,719
Turk Hava Yollari AO ...................... 4,009 25,731
Turkiye Petrol Rafinerileri A.S. ................ 6,997 35,275
Yapi ve Kredi Bankasi A.S.
(a)
................. 24,166 17,120
146,139
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 22,985 86,247
Abu Dhabi Islamic Bank PJSC ................ 10,551 59,110
Air Arabia PJSC .......................... 16,531 22,171
Emaar Properties PJSC .................... 44,935 145,425
First Abu Dhabi Bank PJSC .................. 32,094 147,891

iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United Arab Emirates (continued)
Salik Co. PJSC .......................... 12,800 $ 18,722
479,566
a
Total Common Stocks — 98.3%
(Cost: $ 24,026,338 ) ................................. 33,473,602
a
Preferred Stocks
Brazil  —  1 .5%
Banco Bradesco SA , Preference Shares , NVS ..... 37,771 132,529
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 12,024 25,647
Gerdau SA , Preference Shares , NVS ........... 9,044 40,823
Itau Unibanco Holding SA , Preference Shares , NVS . 38,626 306,585
505,584
a
Chile  —  0 .2%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 999 85,528
a
Colombia  —  0 .2%
Grupo Cibest SA , Preference Shares ........... 3,111 52,318
a
Total Preferred Stocks — 1.9%
(Cost: $ 371,847 ) ................................... 643,430
a
Total Long-Term Investments — 100.2%
(Cost: $ 24,398,185 ) ................................. 34,117,032
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 250,838 $ 250,914
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 36,843 36,843
a
Total Short-Term Securities — 0.8%
(Cost: $ 287,755 ) ................................... 287,757
Total Investments —  101.0%
(Cost: $ 24,685,940 ) ................................. 34,404,789
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (340,190)
Net Assets — 100.0% ................................. $ 34,064,599
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 422,554  $ —  $ (171,597)
(a)
$ (44) $ 1  $ 250,914  250,838  $ 2,692
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 260,000  —  (223,157)
(a)
—  —  36,843  36,843  5,291  —
$ —  $ (44) $ 1
$ 287,757
$ 7,983  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,655,975  $ 28,817,620  $ 7  $ 33,473,602
Preferred Stocks ......................................... 643,430  —  —  643,430
Short-Term Securities
Money Market Funds ...................................... 287,757  —  —  287,757
$ 5,587,162  $ 28,817,620  $ 7  $ 34,404,789
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company